RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Less than $1 million in director fees were incurred during the three and six-month periods ended June 30, 2020 (2019: less than $1 million for the three and six-month periods).
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the combined market value of our partnership and BIPC. The Base Management Fee was $69 million and $128 million, respectively, for the three and six-month periods ended June 30, 2020 (2019: $62 million and $121 million). As of June 30, 2020, $69 million was outstanding as payable to the Service Provider (December 31, 2019: $76 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holdings LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of June 30, 2020, Brookfield Infrastructure had a receivable balance of $21 million from subsidiaries of Brookfield (December 31, 2019: $21 million) and loans payable of $98 million to subsidiaries of Brookfield (December 31, 2019: $99 million). The loans are payable in full between 2020 and 2026 with interest rates ranging from 3.8% to 8.5% per annum.
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As of June 30, 2020, Brookfield Infrastructure’s deposit balance with Brookfield was less than $1 million (December 31, 2019: less than $1 million) and earned interest of less than $1 million during the three and six-month periods ended June 30, 2020 (2019: less than $1 million for the three and six-month periods). As at June 30, 2020, Brookfield Infrastructure’s deposit balance from Brookfield was $nil (December 31, 2019: $nil) and Brookfield Infrastructure incurred interest expense of $nil for three and six-month periods ended June 30, 2020 (2019: $4 million for the three and six-month periods). Deposits bear interest at market rates.
Brookfield Infrastructure has entered into a $500 million revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of June 30, 2020, there were $nil borrowings outstanding (December 31, 2019: $nil).
Brookfield Infrastructure’s subsidiaries provide heating, cooling and connection services in the normal course of operations on market terms to subsidiaries and associates of Brookfield Property Partners L.P. In addition, our subsidiaries lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield Property Partners L.P. For the three and six-month periods ended June 30, 2020, revenues of $5 million, and $7 million, respectively, were generated (2019: $7 million and $11 million) and expenses of $2 million and $3 million were incurred (2019: $4 million and $6 million). In addition, subsidiaries of Brookfield Infrastructure reported lease assets and liabilities with Brookfield Property Partners L.P. of $11 million (2019: $11 million).
Brookfield Infrastructure utilizes a wholly-owned subsidiary of Brookfield to negotiate and purchase insurance and assess the adequacy of insurance on behalf of our partnership and certain subsidiaries. During the three and six-month periods ended June 30, 2020, Brookfield Infrastructure paid less than $1 million for these services (2019: less than $1 million for the three and six-month periods).
Brookfield Infrastructure’s U.K. port operation provides port marine services on market terms to a subsidiary of Brookfield Business Partners L.P. For the three and six-month periods ended June 30, 2020, revenues of $1 million and $2 million, respectively, were generated (2019: $1 million and $2 million).
Brookfield Infrastructure’s subsidiaries purchase electricity from, and distribute electricity on behalf of, a subsidiary of Brookfield Renewable Partners L.P. in the normal course of operations on market terms. For the three and six-month periods ended June 30, 2020, no revenues were generated (2019: less than $1 million for the three and six-month periods) and expenses of $nil and $1 million, respectively, were incurred (2019: $14 million and $25 million).